Segmented Information - Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segmented Information
Insurance revenue	$ 31,064.1	$ 26,934.8
Distribution of insurance revenue	100.00%	100.00%
Canada
Segmented Information
Insurance revenue	$ 2,869.1	$ 2,772.7
Distribution of insurance revenue	9.20%	10.30%
United States
Segmented Information
Insurance revenue	$ 17,167.6	$ 16,922.7
Distribution of insurance revenue	55.30%	62.80%
Middle East and Asia
Segmented Information
Insurance revenue	$ 5,249.5	$ 1,958.6
Distribution of insurance revenue	16.90%	7.30%
Other International
Segmented Information
Insurance revenue	$ 5,777.9	$ 5,280.8
Distribution of insurance revenue	18.60%	19.60%
Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	$ 30,874.5	$ 26,799.3
Property and Casualty Insurance and Reinsurance | Canada
Segmented Information
Insurance revenue	2,869.1	2,772.7
Property and Casualty Insurance and Reinsurance | United States
Segmented Information
Insurance revenue	17,156.7	16,909.5
Property and Casualty Insurance and Reinsurance | Middle East and Asia
Segmented Information
Insurance revenue	5,207.5	1,958.6
Property and Casualty Insurance and Reinsurance | Other International
Segmented Information
Insurance revenue	5,641.2	5,158.5
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	8,731.8	8,077.7
Property and Casualty Insurance and Reinsurance | North American Insurers | Canada
Segmented Information
Insurance revenue	2,441.7	2,287.1
Property and Casualty Insurance and Reinsurance | North American Insurers | United States
Segmented Information
Insurance revenue	6,240.3	5,760.3
Property and Casualty Insurance and Reinsurance | North American Insurers | Middle East and Asia
Segmented Information
Insurance revenue	3.7	1.4
Property and Casualty Insurance and Reinsurance | North American Insurers | Other International
Segmented Information
Insurance revenue	46.1	28.9
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	15,513.0	15,480.2
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Canada
Segmented Information
Insurance revenue	427.1	485.4
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | United States
Segmented Information
Insurance revenue	10,912.7	11,148.1
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Middle East and Asia
Segmented Information
Insurance revenue	945.2	963.2
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Other International
Segmented Information
Insurance revenue	3,228.0	2,883.5
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	6,629.7	3,241.4
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Canada
Segmented Information
Insurance revenue	0.3	0.2
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | United States
Segmented Information
Insurance revenue	3.7	1.1
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Middle East and Asia
Segmented Information
Insurance revenue	4,258.6	994.0
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Other International
Segmented Information
Insurance revenue	2,367.1	2,246.1
Life insurance and Run-off
Segmented Information
Insurance revenue	189.6	135.5
Life insurance and Run-off | United States
Segmented Information
Insurance revenue	10.9	13.2
Life insurance and Run-off | Middle East and Asia
Segmented Information
Insurance revenue	42.0
Life insurance and Run-off | Other International
Segmented Information
Insurance revenue	$ 136.7	$ 122.3